Finance Cost - Schedule of Finance Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Cost [Abstract]
Fees from trade receivable factoring	$ 312,768	$ 218,749	$ 212,302
Interest expenses from lease liabilities	67,702	10,088	12,280
Interest expenses from guaranteed bank loans	50,965	89,903	60,786
Interest expenses of convertible loan		9,870	44,002
Total finance cost	$ 431,435	$ 328,610	$ 329,370